Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

13. Leases

Below shows the movements of Right-of-use assets and lease liabilities presented in the consolidated statements of financial position:

	Right-of-use assets	Lease liabilities
	USD’000	USD’000
As of 1/1/2022	177	203
Depreciation expense	(20)	—
Interest expense	—	11
Payment	—	(29)
Exchange adjustments	(15)	(15)

As of 31/12/2022	142	170
New lease	66	66
Depreciation expense	(20)	—
Interest expense	—	13
Payment	—	(29)
Exchange adjustments	(2)	(4)
As of 31/12/2023	186	216

The lease liabilities based on their maturity are as follows:

	As of December 31,
	2022	2023
	USD’000	USD’000
Analyzed into:
Within one year	11	16
In the second to fifth year, inclusive	33	70
Over fifth year	126	130
	170	216

Leases include prepaid land lease and lease of properties. Prepaid land lease represents the cost of the rights of the use of the land in respect of leasehold land in the PRC, on which the Group’s buildings and tea garden are situated. The prepaid land lease’ terms are 26 to 30 years. The lease terms of properties are 5 to 10 years from inception.